GraniteShares ETF Trust

Notes to Quarterly Schedules of Investments

March 31, 2025 (Unaudited)

1. FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments is disclosed at the end of the Fund’s Schedule of Investments.

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long NVDA Daily ETF
March 31, 2025 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 30.86%(a)
United States Treasury Bill, 3.938% , 04/17/2025	$863,000,000	$861,372,002
United States Treasury Bill, 4.215% , 05/06/2025	264,000,000	262,914,300
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $1,124,417,467)		1,124,286,302
TOTAL INVESTMENTS - 30.86%
(Cost $1,124,417,467)		$1,124,286,302
Other Assets In Excess Of Liabilities - 69.14%		2,519,356,846
NET ASSETS (100.00%)		$3,643,643,148

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation(a)	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Bank of America	NVIDIA Corp.	$625,071,271	OBFR01	300 bps	Monthly	Receive	07/31/2025	$631,205,120	$6,133,849
BMO Capital	NVIDIA Corp.	251,340,335	SOFRRATE	375 bps	At Termination	Receive	07/14/2025	243,529,860	(7,810,475)
Cantor Fitzgerald	NVIDIA Corp.	50,284,093	OBFR01	400 bps	Monthly	Receive	07/10/2025	50,396,700	112,607
Clear Street, LLC	NVIDIA Corp.	2,367,336,032	OBFR01	600 bps	Monthly	Receive	06/25/2025	3,154,654,593	787,318,561
Goldman Sachs	NVIDIA Corp.	815,119,014	SOFRRATE	300 bps	Monthly	Receive	11/04/2025	778,872,870	(36,246,144)
Natixis SA	NVIDIA Corp.	721,632,947	FEDL01	350 bps	Monthly	Receive	04/07/2025	864,346,757	142,713,810
Nomura Holdings, Inc.	NVIDIA Corp.	1,213,368,290	OBFR01	400 bps	Monthly	Receive	04/30/2026	1,213,368,290	–
Royal Bank of Canada	NVIDIA Corp.	37,901,130	OBFR01	180 bps	At Termination	Receive	04/16/2025	45,194,460	7,293,330
TD Cowen	NVIDIA Corp.	99,184,275	OBFR01	200 bps	Monthly	Receive	03/02/2026	92,664,900	(6,519,375)
Wells Fargo	NVIDIA Corp.	89,073,765	FEDL01	165 bps	At Termination	Receive	12/02/2025	195,776,548	106,702,783
TOTAL		$6,270,311,152						$7,270,010,098	$999,698,946

(a)	Includes cash which is being held as collateral for total return swap contracts.

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

FEDL - Federal Funds Effective Rate

SOFR - Secured Overnight Financing Rate

GraniteShares 2x Long NVDA Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$1,124,286,302	$–	$1,124,286,302
Total	$–	$1,124,286,302	$–	$1,124,286,302

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$1,050,274,940	$–	$1,050,274,940
Liabilities
Total Return Swap Contracts	$–	$(50,575,994)	$–	$(50,575,994)
Total	$–	$999,698,946	$–	$999,698,946